Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Schwab Monthly Income Fund - Target Payout
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab Monthly Income Fund – Target Payout
Accumulated Value	[1]	$ 10,000		$ 10,458.02	$ 11,587.43	$ 10,856.81	$ 12,637.98	$ 13,310.7	$ 14,539.38	$ 12,671.18	$ 13,758.26	$ 14,312.5	$ 16,054.47
Schwab Monthly Income Fund - Flexible Payout
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab Monthly Income Fund – Flexible Payout
Accumulated Value	[1]	10,000		10,369.33	11,218.55	10,747.31	12,229.06	12,975.99	13,719.09	12,003.88	13,023.67	13,550.5	15,194.78
Schwab Monthly Income Fund - Income Payout
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab Monthly Income Fund – Income Payout
Accumulated Value	[1]	10,000		10,297.03	10,877.83	10,626.86	11,814.83	12,633.76	12,927.8	11,311.75	12,194.92	12,679	13,927.05
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value		10,000		11,195.99	13,640.25	13,042.22	17,148.74	20,303.9	26,132.22	21,399.45	27,024.86	33,786.4	39,827.41
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value		10,000		10,264.75	10,628.31	10,629.52	11,556.06	12,423.53	12,231.95	10,640.56	11,228.86	11,369.25	12,199.31
Target Payout Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Target Payout Composite Index
Accumulated Value		10,000		10,513.02	11,711.53	11,367.89	13,353.04	14,680.47	16,111.13	14,002.87	15,265.94	15,834.23	17,681.29
Flexible Payout Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Flexible Payout Composite Index
Accumulated Value		10,000		10,427.13	11,332.27	11,123.03	12,748.24	13,931.23	14,780.36	12,911.25	14,075.85	14,599.84	16,302.9
Income Payout Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Income Payout Composite Index
Accumulated Value		$ 10,000		$ 10,339.04	$ 10,961.4	$ 10,874.89	$ 12,156.9	$ 13,187.28	$ 13,521.46	$ 11,833.48	$ 12,809.34	$ 13,275.09	$ 14,558.48

[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.